Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0001857314
Document Type	N-CSR
Entity Registrant Name	Forum Real Estate Income Fund
Document Period End Date	Dec. 31, 2024
Amendment Flag	false